STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

September 12, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Premier Investment Funds, Inc.
(Registration Nos. 33-44254 and 811-6490)

Ladies and Gentlemen:

On behalf of Dreyfus Premier Investment Funds, Inc. (the "Company"), and pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission (the "Commission") Post-Effective Amendment No. 81 ("Post-Effective Amendment No. 81") to the Company's Registration Statement on Form N-1A (the "Registration Statement").  Post-Effective Amendment No. 81 is being filed in order to add a new series to the Company, Dreyfus Global Infrastructure Fund (the "fund").  The statement of additional information included in Post-Effective Amendment No. 81 has been marked to indicate changes from the currently effective version filed with the Commission on July 1, 2014 pursuant to Rule 497 under the Securities Act.

The fund seeks to maximize total return consisting of capital appreciation and current income.  To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located throughout the world that are engaged in infrastructure businesses.  A company will be considered to be engaged in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of the market value of its assets to, infrastructure-related activities, as determined by CenterSquare Investment Management, Inc., the fund's sub-investment adviser.  The fund normally invests in equity securities of infrastructure companies with principal places of business located primarily in the developed markets of Europe, Australia, Asia and North America (including the United States).

Pursuant to an exemptive order from the Commission, the fund may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.

The fund intends to offer four classes of shares—Class A, Class C, Class I and Class Y shares—for which the distribution and shareholder servicing fees (as applicable), investor services and privileges and process for determining each class's net asset value will be the same as those of Class A, Class C, Class I and Class Y shares, respectively, of other similar funds in the Dreyfus Family of Funds.

The Company anticipates filing one or more additional post-effective amendments to the Registration Statement with respect to the fund as necessary to respond to comments of the staff of the Commission.

Please telephone the undersigned at 212.806.5698 if you have any questions.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc:       Janna Manes